Accumulated Other Comprehesive Loss - Schedule of Accumulated Other Comprehesive Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Before tax amount [Member]
Schedule of Accumulated Other Comprehesive Loss [Line Items]
Unrealized loss on investment in marketable debt securities, balance at beginning		$ (496)	$ (62,210)
Change in unrealized loss on investment in marketable debt securities			61,714
Unrealized loss on investment in marketable debt securities, balance at ending	(23,364)		(496)
Foreign currency translation adjustments	(23,364)
Early redemption of investment in marketable debt securities		496
Income tax (expense) or benefit [Member]
Schedule of Accumulated Other Comprehesive Loss [Line Items]
Unrealized loss on investment in marketable debt securities, balance at beginning		82	10,265
Change in unrealized loss on investment in marketable debt securities			(10,183)
Unrealized loss on investment in marketable debt securities, balance at ending			82
Foreign currency translation adjustments
Early redemption of investment in marketable debt securities		(82)
Net-of-tax [Member]
Schedule of Accumulated Other Comprehesive Loss [Line Items]
Unrealized loss on investment in marketable debt securities, balance at beginning		(414)	(51,945)
Change in unrealized loss on investment in marketable debt securities			51,531
Unrealized loss on investment in marketable debt securities, balance at ending	(23,364)		(414)
Foreign currency translation adjustments	(23,364)
Early redemption of investment in marketable debt securities		414
Total [Member]
Schedule of Accumulated Other Comprehesive Loss [Line Items]
Unrealized loss on investment in marketable debt securities, balance at beginning		(414)	(51,945)
Change in unrealized loss on investment in marketable debt securities			51,531
Unrealized loss on investment in marketable debt securities, balance at ending	(23,364)		$ (414)
Foreign currency translation adjustments	$ (23,364)
Early redemption of investment in marketable debt securities		$ 414